Alpha Architect U.S. Quantitative Momentum ETF

Schedule of Investments

December 31, 2024 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Advertising - 1.9%
Trade Desk, Inc. - Class A(a)	46,631	$5,480,542

Aerospace & Defense - 6.1%
Curtiss-Wright Corp.	17,156	6,088,150
General Electric Co.	35,589	5,935,889
Howmet Aerospace, Inc.	54,070	5,913,636
		17,937,675
Apparel Retail - 2.0%
Abercrombie & Fitch Co. - Class A(a)	40,407	6,039,634

Application Software - 3.6%
Fair Isaac Corp.(a)	2,741	5,457,139
Guidewire Software, Inc.(a)	31,379	5,289,872
		10,747,011
Asset Management & Custody Banks - 10.3%
Bank of New York Mellon Corp.	80,218	6,163,149
Blue Owl Capital, Inc. - Class A	277,494	6,454,511
KKR & Co., Inc.	41,229	6,098,181
StepStone Group, Inc. - Class A	103,185	5,972,348
TPG, Inc.	93,129	5,852,226
		30,540,415
Automobile Manufacturers - 2.2%
General Motors Co.	120,494	6,418,715

Biotechnology - 5.8%
ADMA Biologics, Inc.(a)	324,499	5,565,158
Natera, Inc.(a)	37,355	5,913,297
REVOLUTION Medicines, Inc.(a)	132,060	5,776,304
		17,254,759
Building Products - 2.0%
Trane Technologies PLC	15,616	5,767,770

Construction & Engineering - 6.0%
Dycom Industries, Inc.(a)	33,381	5,810,297
EMCOR Group, Inc.	12,631	5,733,211
Quanta Services, Inc.	19,135	6,047,617
		17,591,125
Construction Machinery & Heavy Transportation Equipment - 2.1%
Westinghouse Air Brake Technologies Corp.	32,060	6,078,255

Consumer Finance - 4.3%
American Express Co.	21,487	6,377,127
Synchrony Financial	96,819	6,293,235
		12,670,362
Electric Utilities - 2.0%
NRG Energy, Inc.	64,479	5,817,295

Electronic Components - 2.1%
Corning, Inc.	132,264	$6,285,185

Environmental & Facilities Services - 2.0%
Clean Harbors, Inc.(a)	25,500	5,868,570

Food Retail - 1.8%
Sprouts Farmers Market, Inc.(a)	42,212	5,363,879

Health Care Equipment - 4.2%
Globus Medical, Inc. - Class A(a)	76,705	6,344,271
Intuitive Surgical, Inc.(a)	11,814	6,166,435
		12,510,706
Homebuilding - 1.7%
Toll Brothers, Inc.	40,096	5,050,091

Hotels, Resorts & Cruise Lines - 2.0%
Royal Caribbean Cruises Ltd.	25,975	5,992,173

Internet Services & Infrastructure - 2.1%
GoDaddy, Inc. - Class A(a)	31,192	6,156,365

Investment Banking & Brokerage - 6.3%
Evercore, Inc. - Class A	21,553	5,974,276
Interactive Brokers Group, Inc. - Class A	34,916	6,168,610
Jefferies Financial Group, Inc.	83,693	6,561,531
		18,704,417
Movies & Entertainment - 2.0%
Spotify Technology SA(a)	12,909	5,775,228

Oil & Gas Exploration & Production - 3.6%
CNX Resources Corp.(a)	163,810	6,006,913
Texas Pacific Land Corp.	4,203	4,648,350
		10,655,263
Oil & Gas Storage & Transportation - 4.2%
DT Midstream, Inc.	63,886	6,352,185
Targa Resources Corp.	33,072	5,903,352
		12,255,537
Packaged Foods & Meats - 2.1%
Freshpet, Inc.(a)	41,530	6,151,008

Research & Consulting Services - 3.9%
CACI International, Inc. - Class A(a)	14,226	5,748,157
Leidos Holdings, Inc.	39,481	5,687,633
		11,435,790
Restaurants - 5.9%
Brinker International, Inc.(a)	50,126	6,631,169
Cava Group, Inc.(a)	43,919	4,954,063
Texas Roadhouse, Inc.	32,631	5,887,611
		17,472,843

Steel - 1.9%
Carpenter Technology Corp.	33,383	$5,665,429

Trading Companies & Distributors - 3.7%
FTAI Aviation Ltd.	39,389	5,673,592
Herc Holdings, Inc.	28,343	5,366,180
		11,039,772
Transaction & Payment Processing Services - 1.9%
Toast, Inc. - Class A(a)	153,212	5,584,577

TOTAL COMMON STOCKS (Cost $274,225,827)		294,310,391

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
First American Government Obligations Fund - Class X, 4.41%(b)	978,546	978,546
TOTAL SHORT-TERM INVESTMENTS (Cost $978,546)		978,546

TOTAL INVESTMENTS - 100.0% (Cost $275,204,373)		$295,288,937
Other Assets in Excess of Liabilities - 0.0%(c)		48,323
TOTAL NET ASSETS - 100.0%		$295,337,260

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(c)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Summary of Fair Value Disclosure as of December 31, 2024 (Unaudited)

Alpha Architect U.S. Quantitative Momentum ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$294,310,391	$-	$-	$294,310,391
Money Market Funds	978,546	-	-	978,546
Total Investments	$295,288,937	$-	$-	$295,288,937

Refer to the Schedule of Investments for further disaggregation of investment categories.

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